Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Accounts payable	₩ 800,439	₩ 832,845
Accrued expenses	697,087	742,370
Dividend payable	2,703	3,106
Lease liabilities	244,548	149,176
Withholdings	100,489	152,011
Other payables, current	1,845,266	1,879,508
Non-current
Accounts payable	5,572	2,718
Accrued expenses	4,953	4,805
Finance lease liabilities	495,127	526,294
Long-term withholdings	53,272	51,312
Other payables, non-current	₩ 558,924	₩ 585,129